SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar information
found in the Charter section
beginning on page 9.
Maureen Newman is manager of
Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan New
Jersey Municipal High Yield,
Michigan Tax-Free High Yield,
and Spartan Connecticut
Municipal High Yield.
Previously, she managed
Spartan Arizona Municipal
Income and Spartan Aggressive
Municipal, and she was a bond
analyst for the fixed-income
department.  Ms. Newman
Joined Fidelity in 1985.

The following information
replaces the similar information
found in the third paragraph
under the heading "Investment
Principles and Risks " on page
10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium and
long-term bonds and maintains a
dollar-weighted average
maturity of 10 years or longer.




SUPPLEMENT TO THE
SPARTAN(registered trademark) FLORIDA
MUNICIPAL FUNDS
PROSPECTUS
DATED JANUARY 16, 1995
(REVISED FEBRUARY 21, 1995)
T   he following information
replaces the similar information
found in the Charter section
beginning on page 9.
Maureen Newman is manager of
Spartan Florida Municipal
Income, which she has
managed since October 1995.
She also manages Spartan New
Jersey Municipal High Yield,
Michigan Tax-Free High Yield,
and Spartan Connecticut
Municipal High Yield.
Previously, she managed
Spartan Arizona Municipal
Income and Spartan Aggressive
Municipal, and she was a bond
analyst for the fixed-income
department.  Ms. Newman
Joined Fidelity in 1985.

The following information
replaces the similar information
found in the third paragraph
under the heading "Investment
Principles and Risks " on page
10.

Although the fund can invest in
securities of any maturity, it
generally invests in medium and
long-term bonds and maintains a
dollar-weighted average
maturity of 10 years or longer.




SFC-95-1 October 1, 1995
SFC-95-1 October 1, 1995